Employee benefit expenses	12 Months Ended
Dec. 31, 2022
Employee benefits [Abstract]
Employee benefit expenses	Employee benefit expenses
Employee benefit expenses (including the directors) comprise:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Wages and salaries	42,738	15,006	6,077
Social security costs	6,845	3,147	818
Other pension costs	1,542	526	90
Share-based payment charge	30,576	10,466	2,074
Total employee benefit expenses	81,701	29,145	9,059

The average number of persons employed by the Group (including the directors) during the period, was as follows:

	2022	2021	2020
	Number	Number	Number
Research and development	344	151	61
Management and operations	62	24	13
	406	175	74